Deutsche Investment Management Americas, Inc.

One Beacon Street

Boston, MA 02108

April 25, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche High Income Trust (the “Fund”) (File No. 811-05482) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”). The Proxy Statement is intended for use in the solicitation of shareholders of the Fund in connection with a special shareholder meeting of the Fund to be held on June 30, 2016 (the “Meeting”).

At the Meeting, shareholders will be asked to consider converting the Fund from a closed-end investment company to an open-end investment company. The shareholder vote on this matter is required by a provision of the Fund’s Amended and Restated Declaration of Trust. The Fund expects to begin mailing the definitive proxy statement to shareholders on or about May 20, 2016.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President and Counsel

Deutsche Investment Management Americas, Inc.